Redeemable Noncontrolling Interests - Summary Of Redeemable Noncontrolling Interests (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests, Begining Balance	¥ 125,405	$ 17,933	¥ 116,090
Accretion of redeemable noncontrolling interests	10,030	1,434	9,315
Redeemable Noncontrolling Interests, Ending Balance	¥ 135,435	$ 19,367	¥ 125,405